Premises, Equipment, and Leases (Summary of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	$ 104,454	$ 59,343
Buildings	472,619	340,593
Leasehold improvements	26,640	26,956
Furniture, fixtures, and equipment	194,057	180,157
Fixed assets held-for-sale	53,195	5,832
Premises and equipment, at cost	850,965	612,881
Less accumulated depreciation and amortization	318,714	323,496
Premises and equipment, net	$ 532,251	$ 289,385